Investees (Details 1) - Bezeq [Member] - ILS (₪) ₪ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Total dividend payables	₪ 1,286	₪ 1,441
2017 (NIS 0.47 per share) [Member]
Disclosure of subsidiaries [line items]
Total dividend payables	₪ 1,286
Dividend per share	₪ 0.47
2016 (NIS 0.52 per share) [Member]
Disclosure of subsidiaries [line items]
Total dividend payables		₪ 1,441
Dividend per share		₪ 0.52